REVENUE - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 19,308	$ 15,396
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,845	13,305
Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,463	2,091
Operating segments | Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,222	9,197
Operating segments | Wireless | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,802	7,131
Operating segments | Wireless | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,420	2,066
Operating segments | Cable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,005	4,071
Operating segments | Cable | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,962	4,046
Operating segments | Cable | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43	25
Operating segments | Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,335	2,277
Corporate items and intercompany eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ (254)	$ (149)